OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	January 31, 2014
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2013 to June 30, 2013

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2013

Classes ADV, I, S and S2

ING Variable Products Trust

■	ING International Value Portfolio
■	ING MidCap Opportunities Portfolio
■	ING SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Summary Portfolio of Investments	24
Shareholder Meeting Information	33
Advisory Contract Approval Discussion	34

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds

July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING International Value Portfolio
Class ADV	$1,000.00	$1,016.40	1.50%	$7.50	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,020.10	1.00	5.01	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	1,019.20	1.20	6.01	1,000.00	1,018.84	1.20	6.01
ING MidCap Opportunities Portfolio
Class ADV	1,000.00	1,127.90	1.30	6.86	1,000.00	1,018.35	1.30	6.51
Class I	1,000.00	1,130.40	0.80	4.23	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	1,128.90	1.05	5.54	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	1,128.00	1.20	6.33	1,000.00	1,018.84	1.20	6.01
ING SmallCap Opportunities Portfolio
Class ADV	1,000.00	1,156.80	1.41	7.54	1,000.00	1,017.80	1.41	7.05
Class I	1,000.00	1,159.50	0.91	4.87	1,000.00	1,020.28	0.91	4.56
Class S	1,000.00	1,158.00	1.16	6.21	1,000.00	1,019.04	1.16	5.81
Class S2	1,000.00	1,157.00	1.31	7.01	1,000.00	1,018.30	1.31	6.56

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$124,698,358	$1,498,662,602	$263,467,182
Short-term investments at fair value**	3,216,438	52,117,074	14,345,997
Total investments at fair value	$127,914,796	$1,550,779,676	$277,813,179
Cash	1,079	599,943	484
Foreign currencies at value***	240,716	—	—
Receivables:
Investment securities sold	26,721	48,535,747	2,843,052
Fund shares sold	—	736,996	262,252
Dividends	266,797	810,897	77,943
Foreign tax reclaims	179,565	27,670	—
Prepaid expenses	446	4,125	739
Total assets	128,630,120	1,601,495,054	280,997,649

LIABILITIES:
Payable for investment securities purchased	237	48,986,672	3,050,779
Payable for fund shares redeemed	118,376	2,541,161	177,236
Payable upon receipt of securities loaned	2,966,438	25,705,735	9,224,866
Payable for investment management fees	133,229	839,561	164,077
Payable for administrative fees	10,614	125,812	21,972
Payable for distribution and shareholder service fees	1,679	186,090	27,745
Payable for trustee fees	669	6,940	1,261
Other accrued expenses and liabilities	43,301	212,780	67,484
Total liabilities	3,274,543	78,604,751	12,735,420

NET ASSETS	$125,355,577	$1,522,890,303	$268,262,229

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$307,720,881	$1,197,429,509	$197,412,138
Undistributed (distributions in excess of) net investment income	1,747,142	350,621	(467,786)
Accumulated net realized gain (loss)	(191,462,558)	136,392,219	30,189,630
Net unrealized appreciation	7,350,112	188,717,954	41,128,247
NET ASSETS	$125,355,577	$1,522,890,303	$268,262,229

+ Including securities loaned at value	$2,828,971	$25,179,617	$8,976,005
* Cost of investments in securities	$117,337,095	$1,309,944,202	$222,338,934
** Cost of short-term investments	$3,216,438	$52,117,074	$14,345,997
*** Cost of foreign currencies	$241,390	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
Class ADV
Net assets	$1,086,104	$122,617,123	$26,387,236
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	132,590	8,691,685	1,067,534
Net asset value and redemption price per share	$8.19	$14.11	$24.72

Class I
Net assets	$116,995,336	$751,048,852	$160,312,323
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	14,154,184	51,591,053	6,195,111
Net asset value and redemption price per share	$8.27	$14.56	$25.88

Class S
Net assets	$7,274,137	$638,565,224	$78,064,373
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	862,940	44,989,708	3,115,603
Net asset value and redemption price per share	$8.43	$14.19	$25.06

Class S2
Net assets	n/a	$10,659,104	$3,498,297
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	751,003	140,838
Net asset value and redemption price per share	n/a	$14.19	$24.84

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING International Value Portfolio	ING MidCap Opportunities Portfolio	ING SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,828,741	$6,812,900	$777,703
Interest	—	36	—
Securities lending income, net	126,352	25,398	42,830
Total investment income	2,955,093	6,838,334	820,533

EXPENSES:
Investment management fees	530,307	4,625,611	936,277
Distribution and shareholder service fees:
Class ADV	2,767	264,067	51,512
Class S	9,441	697,862	94,394
Class S2	8	23,008	8,632
Transfer agent fees	110	1,777	634
Administrative service fees	66,288	688,280	125,047
Shareholder reporting expense	4,053	44,204	16,645
Registration fees	—	8,458	1,400
Professional fees	3,135	49,866	17,788
Custody and accounting expense	5,536	22,060	11,264
Trustee fees	2,005	20,820	3,783
Miscellaneous expense	3,719	34,901	19,632
Interest expense	597	268	20
Total expenses	627,966	6,481,182	1,287,028
Net recouped/waived and reimbursed fees	46,427	(4,602)	(1,726)
Net expenses	674,393	6,476,580	1,285,302
Net investment income (loss)	2,280,700	361,754	(464,769)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,959,696	102,123,435	15,740,897
Foreign currency related transactions	(52)	(522)	—
Net realized gain	3,959,644	102,122,913	15,740,897
Net change in unrealized appreciation (depreciation) on:
Investments	(3,396,736)	53,930,232	20,722,712
Foreign currency related transactions	(10,961)	(445)	—
Net change in unrealized appreciation (depreciation)	(3,407,697)	53,929,787	20,722,712
Net realized and unrealized gain	551,947	156,052,700	36,463,609
Increase in net assets resulting from operations	$2,832,647	$156,414,454	$35,998,840

* Foreign taxes withheld	$332,235	$670	$765

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING International Value Portfolio		ING MidCap Opportunities Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$2,280,700	$3,419,306	$361,754	$4,512,024
Net realized gain (loss)	3,959,644	(3,342,797)	102,122,913	38,292,709
Net change in unrealized appreciation (depreciation)	(3,407,697)	23,585,558	53,929,787	83,191,903
Increase in net assets resulting from operations	2,832,647	23,662,067	156,414,454	125,996,636

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(8,320)	(23,251)	—	(211,627)
Class I	(1,077,506)	(3,266,996)	—	(3,079,188)
Class S	(59,978)	(188,642)	—	(1,767,703)
Class S2	(36)	(90)	—	(17,753)
Net realized gains:
Class ADV	—	—	—	(1,672,340)
Class I	—	—	—	(14,851,704)
Class S	—	—	—	(11,557,737)
Class S2	—	—	—	(148,840)
Total distributions	(1,145,840)	(3,478,979)	—	(33,306,892)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,340,333	2,093,271	195,719,596	329,680,490
Proceeds from shares issued in merger (Note 11)	—	—	303,156,146	—
Reinvestment of distributions	1,145,804	3,478,889	—	33,306,892
	2,486,137	5,572,160	498,875,742	362,987,382
Cost of shares redeemed	(12,295,866)	(37,263,739)	(270,842,564)	(210,453,525)
Net increase (decrease) in net assets resulting from capital share transactions	(9,809,729)	(31,691,579)	228,033,178	152,533,857
Net increase (decrease) in net assets	(8,122,922)	(11,508,491)	384,447,632	245,223,601

NET ASSETS:
Beginning of year or period	133,478,499	144,986,990	1,138,442,671	893,219,070
End of year or period	$125,355,577	$133,478,499	$1,522,890,303	$1,138,442,671
Undistributed (distributions in excess of) net investment income at end of year or period	$1,747,142	$612,282	$350,621	$(11,133)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment (loss)	$(464,769)	$(138,811)
Net realized gain	15,740,897	17,557,510
Net change in unrealized appreciation	20,722,712	11,039,728
Increase in net assets resulting from operations	35,998,840	28,458,427

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class ADV	—	(821,671)
Class I	—	(12,759,239)
Class S	—	(6,522,015)
Class S2	—	(226,396)
Total distributions	—	(20,329,321)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,263,071	38,981,797
Reinvestment of distributions	—	20,329,321
	27,263,071	59,311,118
Cost of shares redeemed	(17,422,467)	(32,862,233)
Net increase in net assets resulting from capital share transactions	9,840,604	26,448,885
Net increase in net assets	45,839,444	34,577,991
NET ASSETS:
Beginning of year or period	222,422,785	187,844,794
End of year or period	$268,262,229	$222,422,785
Distributions in excess of net investment loss/Accumulated net investment loss at end of year or period	$(467,786)	$(3,017)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate		Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		($)	(%)		(%)	(%)		(%)		(%)		($000’s)	(%)
ING International Value Portfolio
Class ADV
06-30-13	8.12	0.13		0.00 *	0.13	0.06	—	—	0.06	—		8.19	1.64		1.43	1.50		1.50		2.97		1,086	31
12-31-12	6.99	0.15		1.14	1.29	0.16	—	—	0.16	—		8.12	18.64		1.46	1.50		1.50		1.99		1,123	56
12-31-11	8.44	(0.01	)•	(1.26)	(1.27)	0.17	—	0.01	0.18	—		6.99	(15.40)		1.57	1.52		1.52		(0.09)		1,145	69
12-31-10	8.41	0.11		0.05	0.16	0.13	—	—	0.13	—		8.44	2.02		1.56	1.50	†	1.50	†	1.28	†	31	155
12-31-09	6.74	0.09		1.70	1.79	0.12	—	—	0.12	—		8.41	26.88		1.55	1.51	†	1.51	†	1.10	†	21	214
12-31-08	14.21	0.22		(5.67)	(5.45)	0.25	1.78	—	2.03	0.01		6.74	(43.11	)(a)	1.56	1.50	†	1.50	†	2.06	†	0	207
Class I
06-30-13	8.18	0.15		0.01	0.16	0.07	—	—	0.07	—		8.27	2.01		0.93	1.00		1.00		3.46		116,995	31
12-31-12	7.04	0.19		1.14	1.33	0.19	—	—	0.19	—		8.18	19.23		0.96	1.00		1.00		2.52		124,728	56
12-31-11	8.49	0.21		(1.45)	(1.24)	0.20	—	0.01	0.21	—		7.04	(14.96)		1.07	1.02		1.02		2.56		135,682	69
12-31-10	8.46	0.16	•	0.04	0.20	0.17	—	—	0.17	—		8.49	2.50		1.06	1.00	†	1.00	†	1.96	†	230,836	155
12-31-09	6.77	0.13		1.68	1.81	0.12	—	—	0.12	—		8.46	27.18		1.05	1.01	†	1.01	†	1.70	†	399,689	214
12-31-08	14.24	0.27		(5.67)	(5.40)	0.30	1.78	—	2.08	0.01		6.77	(42.76	)(a)	1.06	1.00	†	1.00	†	2.59	†	340,022	207
Class S
06-30-13	8.34	0.14		0.02	0.16	0.07	—	—	0.07	—		8.43	1.92		1.18	1.20		1.20		3.26		7,274	31
12-31-12	7.18	0.18		1.16	1.34	0.18	—	—	0.18	—		8.34	18.90		1.21	1.20		1.20		2.33		7,623	56
12-31-11	8.64	0.19		(1.46)	(1.27)	0.18	—	0.01	0.19	—		7.18	(14.99)		1.32	1.22		1.22		2.27		8,156	69
12-31-10	8.60	0.13		0.06	0.19	0.15	—	—	0.15	—		8.64	2.36		1.31	1.20	†	1.20	†	1.61	†	11,068	155
12-31-09	6.93	0.11		1.68	1.79	0.12	—	—	0.12	—		8.60	26.13		1.30	1.21	†	1.21	†	1.44	†	12,076	214
12-31-08	14.39	0.25		(5.66)	(5.41)	0.28	1.78	—	2.06	0.01		6.93	(42.31	)(a)	1.31	1.20	†	1.20	†	2.35	†	9,782	207
ING MidCap Opportunities Portfolio
Class ADV
06-30-13	12.51	(0.02)		1.62	1.60	—	—	—	—	—		14.11	12.79		1.30	1.30		1.30		(0.30)		122,617	40
12-31-12	11.34	0.01		1.52	1.53	0.04	0.32	—	0.36	—		12.51	13.61		1.34	1.34		1.34		0.09		81,463	89
12-31-11	11.46	(0.02)		(0.10)	(0.12)	—	—	—	—	—		11.34	(1.05)		1.34	1.34		1.34		(0.23)		40,497	90
12-31-10	8.88	0.08	•	2.54	2.62	0.04	—	—	0.04	—		11.46	29.57		1.36	1.29		1.29		0.75		15,119	96
12-31-09	6.32	0.03	•	2.54	2.57	0.01	—	—	0.01	—		8.88	40.65		1.40	1.14	†	1.14	†	0.36	†	957	169
12-31-08	10.20	(0.03	)•	(3.85)	(3.88)	—	—	—	—	0.00	*	6.32	(38.04	)(b)	1.38	1.20	†	1.20	†	(0.40	)†	1	191
Class I
06-30-13	12.88	0.01		1.67	1.68	—	—	—	—	—		14.56	13.04		0.80	0.80		0.80		0.19		751,049	40
12-31-12	11.63	0.07		1.57	1.64	0.07	0.32	—	0.39	—		12.88	14.20		0.84	0.84		0.84		0.56		614,151	89
12-31-11	11.69	0.03		(0.09)	(0.06)	—	—	—	—	—		11.63	(0.51)		0.84	0.84		0.84		0.24		435,027	90
12-31-10	9.03	0.06		2.67	2.73	0.07	—	—	0.07	—		11.69	30.36		0.86	0.79		0.79		0.62		350,626	96
12-31-09	6.40	0.04		2.61	2.65	0.02	—	—	0.02	—		9.03	41.44		0.90	0.64	†	0.64	†	0.46	†	238,426	169
12-31-08	10.26	0.01		(3.87)	(3.86)	—	—	—	—	0.00	*	6.40	(37.62	)(b)	0.88	0.70	†	0.70	†	0.11	†	195,295	191
Class S
06-30-13	12.57	(0.00	)*	1.62	1.62	—	—	—	—	—		14.19	12.89		1.05	1.05		1.05		(0.06)		638,565	40
12-31-12	11.37	0.04		1.53	1.57	0.05	0.32	—	0.37	—		12.57	13.92		1.09	1.09		1.09		0.29		435,586	89
12-31-11	11.46	(0.00	)*	(0.09)	(0.09)	—	—	—	—	—		11.37	(0.79)		1.09	1.09		1.09		(0.04)		414,381	90
12-31-10	8.86	0.03	•	2.62	2.65	0.05	—	—	0.05	—		11.46	29.96		1.11	1.04		1.04		0.35		450,115	96
12-31-09	6.29	0.02		2.56	2.58	0.01	—	—	0.01	—		8.86	41.04		1.15	0.89	†	0.89	†	0.25	†	333,376	169
12-31-08	10.10	(0.00	)*•	(3.81)	(3.81)	—	—	—	—	0.00	*	6.29	(37.72	)(b)	1.13	0.90	†	0.90	†	(0.02	)†	249,953	191
Class S2
06-30-13	12.58	(0.01)		1.62	1.61	—	—	—	—	—		14.19	12.80		1.30	1.20		1.20		(0.19)		10,659	40
12-31-12	11.38	0.02		1.54	1.56	0.04	0.32	—	0.36	—		12.58	13.79		1.34	1.24		1.24		0.18		7,243	89
12-31-11	11.49	(0.01)		(0.10)	(0.11)	—	—	—	—	—		11.38	(0.96)		1.34	1.24		1.24		(0.13)		3,314	90
12-31-10	8.89	0.08	•	2.56	2.64	0.04	—	—	0.04	—		11.49	29.67		1.36	1.19		1.19		0.71		900	96
02-27-09(5)–12-31-09	5.55	0.01		3.34	3.35	0.01	—	—	0.01	—		8.89	60.41		1.40	1.04	†	1.04	†	0.14	†	5	169

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions								Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)		(%)	($000’s)	(%)
ING SmallCap Opportunities Portfolio
Class ADV
06-30-13	21.37	(0.07)	3.42	3.35	—	—	—	—	—	24.72	15.68		1.41	1.41		1.41		(0.73)	26,387	23
12-31-12	20.73	(0.07)•	3.00	2.93	—	2.29	—	2.29	—	21.37	14.63		1.41	1.41		1.41		(0.34)	14,236	57
12-31-11	20.67	(0.14)•	0.20	0.06	—	—	—	—	—	20.73	0.29		1.40	1.40		1.40		(0.67)	4,819	72
12-31-10	15.69	(0.10)•	5.08	4.98	—	—	—	—	—	20.67	31.74		1.40	1.40		1.40		(0.57)	2,120	97
12-31-09	12.04	(0.08)	3.73	3.65	—	—	—	—	—	15.69	30.32		1.46	1.43		1.43		(0.61)	88	139
11-20-08(5)–12-31-08	9.63	(0.01)•	2.41	2.40	—	—	—	—	0.01	12.04	25.03	(c)	1.43	1.40	†	1.40	†	(0.93)†	4	148
Class I
06-30-13	22.32	(0.03)	3.59	3.56	—	—	—	—	—	25.88	15.95		0.91	0.91		0.91		(0.25)	160,312	23
12-31-12	21.46	0.01	3.14	3.15	—	2.29	—	2.29	—	22.32	15.18		0.91	0.91		0.91		0.03	136,300	57
12-31-11	21.28	(0.04)	0.22	0.18	—	—	—	—	—	21.46	0.85		0.90	0.90		0.90		(0.17)	117,965	72
12-31-10	16.08	(0.02)	5.22	5.20	—	—	—	—	—	21.28	32.34		0.90	0.90		0.90		(0.14)	113,938	97
12-31-09	12.27	(0.02)	3.83	3.81	—	—	—	—	—	16.08	31.05		0.96	0.93		0.93		(0.12)	79,291	139
12-31-08	21.98	(0.01)	(6.61)	(6.62)	—	3.10	—	3.10	0.01	12.27	(34.48	)(c)	0.93	0.90	†	0.90	†	(0.04)†	56,476	148
Class S
06-30-13	21.64	(0.06)	3.48	3.42	—	—	—	—	—	25.06	15.80		1.16	1.16		1.16		(0.50)	78,064	23
12-31-12	20.91	(0.05)	3.07	3.02	—	2.29	—	2.29	—	21.64	14.95		1.16	1.16		1.16		(0.22)	68,682	57
12-31-11	20.80	(0.10)	0.21	0.11	—	—	—	—	—	20.91	0.53		1.15	1.15		1.15		(0.47)	63,588	72
12-31-10	15.75	(0.07)	5.12	5.05	—	—	—	—	—	20.80	32.06		1.15	1.15		1.15		(0.39)	71,992	97
12-31-09	12.05	(0.05)	3.75	3.70	—	—	—	—	—	15.75	30.71		1.21	1.17		1.17		(0.36)	62,253	139
12-31-08	21.68	(0.05)	(6.49)	(6.54)	—	3.10	—	3.10	0.01	12.05	(34.59	)(c)	1.18	1.10	†	1.10	†	(0.26)†	54,163	148
Class S2
06-30-13	21.47	(0.08)	3.45	3.37	—	—	—	—	—	24.84	15.70		1.41	1.31		1.31		(0.65)	3,498	23
12-31-12	20.79	(0.06)•	3.03	2.97	—	2.29	—	2.29	—	21.47	14.79		1.41	1.31		1.31		(0.27)	3,205	57
12-31-11	20.71	(0.11)•	0.19	0.08	—	—	—	—	—	20.79	0.39		1.40	1.30		1.30		(0.56)	1,472	72
12-31-10	15.71	(0.09)•	5.09	5.00	—	—	—	—	—	20.71	31.83		1.40	1.30		1.30		(0.50)	344	97
02-27-09(5)–12-31-09	9.88	(0.06)	5.89	5.83	—	—	—	—	—	15.71	59.01		1.46	1.33		1.33		(0.54)	5	139

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

(a)	Excluding a $729,720 payment by affiliate in 2008, International Value total return would have been (43.18)%, (42.86)% and (42.43)% on Classes ADV, I and S, respectively.

(b)	There was no impact on total return due to payment by affiliate in 2008.

(c)	Excluding a $110,798 payment by affiliate in 2008, Small Cap Opportunities total return would have been 24.72%, (34.52)% and (34.64)% for Classes ADV, I and S, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Variable Products Trust (the “Trust”) is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. There are three active separate investment series which comprise the Trust: ING International Value Portfolio (“International Value”), ING MidCap Opportunities Portfolio (“MidCap Opportunities”) and ING SmallCap Opportunities Portfolio (“SmallCap Opportunities”); each, a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio offers at least three of the following classes of shares: Adviser Class (“Class ADV”) shares, Class I shares, Class S shares, and Service 2 Class (“Class S2”) shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser (“ING IM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Portfolios did no enter into any forward foreign currency contracts during the period ended June 30, 2013.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios did not enter into any futures contracts during the period ended June 30, 2013.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. SmallCap Opportunities and MidCap Opportunities may temporarily loan up to 33% (and International Value 33-1/3%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined under procedures approved by the Board.

K.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Value	$40,877,502	$49,084,971
MidCap Opportunities	548,507,733	625,604,989
SmallCap Opportunities	64,037,581	54,927,544

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.80% on the first $250 million, 0.75% on the next $500 million, and 0.70% in excess of $750 million of the average daily net assets for International Value. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $400 million, 0.65% on the next $450 million, and 0.60% in excess of $1.1 billion of the average daily net assets for MidCap Opportunities. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of the average daily net assets for SmallCap Opportunities.

IFS acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio’s operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, IID is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by Class S2 of a Portfolio is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that the waiver will continue.

Class S shares of the Portfolios are subject to a Shareholder Services Plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Distributor is entitled to use the proceeds from the Shareholder Services Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

The Distributor has agreed to waive 0.05% of average daily net assets of Class S related to the shareholder service fee for International Value. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that the waiver will continue.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following affiliated investment companies or indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and	International Value	81.78%
Annuity Company	MidCap Opportunities	25.57
	SmallCap Opportunities	39.07

ING National Trust	MidCap Opportunities	8.61
	SmallCap Opportunities	20.14

ING USA Annuity and	International Value	5.15
Life Insurance	MidCap Opportunities	36.67
Company	SmallCap Opportunities	23.47

ReliaStar Life Insurance	International Value	12.57
Company	SmallCap Opportunities	14.24

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Trust has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
International Value	1.50%	1.00%	1.20%	N/A
MidCap Opportunities(1)	1.40%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	1.17%	1.32%

(1)	Pursuant to a side agreement, ING Investments has further lowered the expense limits for MidCap Opportunities to 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S and Class S2, respectively. The side letter will continue unless: (i) the Board approves a modification or termination of the side letter; or (ii) the Investment Management Agreement or the Expense Limitation Agreement has been terminated.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the particular Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2013, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
International Value	$28,974	$92,683	$—	$121,657

These amounts do not include shareholding servicing fees voluntarily waived by the Distributor.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

Each of the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2013:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
International Value	11	$1,127,727	1.15%
MidCap Opportunities	3	2,608,333	1.15

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
International Value
Class ADV
6/30/2013	8,282	—	1,028	(15,051)	(5,741)	69,424	—	8,320	(126,025)	(48,281)
12/31/2012	21,917	—	3,140	(50,540)	(25,483)	163,899	—	23,251	(379,216)	(192,066)
Class I
6/30/2013	145,722	—	132,209	(1,373,106)	(1,095,175)	1,227,156	—	1,077,506	(11,622,361)	(9,317,699)
12/31/2012	191,682	—	434,722	(4,644,704)	(4,018,300)	1,584,454	—	3,266,996	(34,633,292)	(29,781,842)
Class S
6/30/2013	5,099	—	7,209	(63,018)	(50,710)	43,754	—	59,978	(542,707)	(438,975)
12/31/2012	45,298	—	24,675	(292,320)	(222,347)	344,918	—	188,642	(2,251,231)	(1,717,671)
Class S2(1)
6/30/2013	—	—	—	(552)	(552)	—	—	—	(4,773)	(4,773)
12/31/2012	—	—	—	—	—	—	—	—	—	—
MidCap Opportunities
Class ADV
6/30/2013	1,325,873	1,118,919	—	(265,514)	2,179,278	20,748,486	15,307,383	—	(3,647,383)	32,408,486
12/31/2012	3,262,730	—	156,062	(478,994)	2,939,798	40,501,115	—	1,883,967	(5,869,659)	36,515,423

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class I
6/30/2013	3,692,409	6,446,546	—	(6,244,392)	3,894,563	51,682,593	195,532,971	—	(196,485,252)	50,730,312
12/31/2012	17,744,681	—	1,445,316	(8,913,964)	10,276,033	229,130,303	—	17,930,893	(113,212,077)	133,849,119
Class S
6/30/2013	1,203,707	14,215,244	—	(5,082,725)	10,336,226	121,262,727	90,885,188	—	(69,832,296)	142,315,619
12/31/2012	4,459,935	—	1,099,327	(7,354,907)	(1,795,645)	55,627,523	—	13,325,440	(90,292,802)	(21,339,839)
Class S2
6/30/2013	135,154	103,967	—	(63,901)	175,220	2,025,790	1,430,604	—	(877,633)	2,578,761
12/31/2012	357,431	—	13,756	(86,559)	284,628	4,421,549	—	166,592	(1,078,987)	3,509,154
SmallCap Opportunities
Class ADV
6/30/2013	430,477	—	—	(29,086)	401,391	10,107,070	—	—	(680,007)	9,427,063
12/31/2012	432,701	—	40,219	(39,220)	433,700	9,230,774	—	821,671	(831,937)	9,220,508
Class I
6/30/2013	473,787	—	—	(385,825)	87,962	11,664,816	—	—	(9,487,873)	2,176,943
12/31/2012	958,527	—	599,307	(948,582)	609,252	21,692,600	—	12,759,240	(21,299,008)	13,152,832
Class S
6/30/2013	219,758	—	—	(278,535)	(58,777)	5,094,955	—	—	(6,653,053)	(1,558,098)
12/31/2012	297,152	—	315,683	(478,822)	134,013	6,321,495	—	6,522,014	(10,423,979)	2,419,530
Class S2
6/30/2013	17,094	—	—	(25,557)	(8,463)	396,229	—	—	(601,533)	(205,304)
12/31/2012	81,518	—	11,038	(14,063)	78,493	1,736,928	—	226,396	(307,309)	1,656,015

(1)	Class S2 liquidated on April 30, 2013.

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2013, the Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
International Value	$2,828,971	$2,966,438
MidCap Opportunities	25,179,617	25,705,735
SmallCap Opportunities	8,976,005	9,224,866

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS

On March 22, 2013, MidCap Opportunities (“Acquiring Portfolio”) acquired all of the net assets of ING Blackrock Science and Technology Opportunities Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on March 12, 2013. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies and management. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income	$6,965
Net realized and unrealized loss on investments	$169,749,142
Net increase in net assets resulting from operations	$169,756,107

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
MidCap Opportunities	ING Blackrock Science and Technology Opportunities Portfolio	$303,156	$1,245,557	$—	$658	0.3462

The net assets of MidCap Opportunities after the acquisition were $1,548,712,908.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Investments and/or Developing and Emerging Markets (International Value and MidCap Opportunities). There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Ordinary Income	Ordinary Income	Long-term Capital Gains
International Value	$1,145,840	$3,478,979	$—
MidCap Opportunities	—	4,876,122	28,430,770
SmallCap Opportunities	—	3,546,008	16,783,313

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
International Value	$590,204	$—	$9,698,492	$(76,969,718)	Short-term	2016
				(104,716,147)	Short-term	2017
				(8,802,519)	Short-term	None
				(3,846,488)	Long-term	None
				$(194,334,872)
MidCap Opportunities	—	37,865,152	132,170,308	(61,883)	Short-term	2015
				(820,634)	Short-term	2016
				(95,470)	Short-term	2017
				$(977,987)*
SmallCap Opportunities	4,939,752	11,929,506	17,985,010	—	—	—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — RESTRUCTURING PLAN

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Portfolios approved new advisory and sub-advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — RESTRUCTURING PLAN (continued)

and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board, another board in the ING Funds complex, and the Investment Adviser to the Portfolios to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2013, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
International Value
Class ADV	$0.1069	$—	$—	July 2, 2013	June 28, 2013
Class I	$0.1174	$—	$—	July 2, 2013	June 28, 2013
Class S	$0.1130	$—	$—	July 2, 2013	June 28, 2013

MidCap Opportunities
Class ADV	$—	$—	$0.3568	July 2, 2013	June 28, 2013
Class I	$—	$—	$0.3568	July 2, 2013	June 28, 2013
Class S	$—	$—	$0.3568	July 2, 2013	June 28, 2013
Class S2	$—	$—	$0.3568	July 2, 2013	June 28, 2013

SmallCap Opportunities
Class ADV	$—	$0.4698	$1.1345	July 2, 2013	June 28, 2013
Class I	$—	$0.4698	$1.1345	July 2, 2013	June 28, 2013
Class S	$—	$0.4698	$1.1345	July 2, 2013	June 28, 2013
Class S2	$—	$0.4698	$1.1345	July 2, 2013	June 28, 2013

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING INTERNATIONAL VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Geographic Diversification
as of June 30, 2013
(as a percentage of net assets)

Japan	21.4%
United Kingdom	16.2%
France	12.0%
Switzerland	9.6%
Netherlands	9.1%
Germany	7.2%
Hong Kong	4.2%
Italy	3.8%
Sweden	2.5%
Spain	2.0%
Countries between 0.3%–1.9%ˆ	11.4%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%*

* Includes short-term investments.
ˆ Includes 10 countries, which each represents 0.3%–1.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.4%
		Australia: 1.2%
59,166		Australia & New Zealand Banking Group Ltd.	$1,535,917	1.2

		Belgium: 1.4%
47,509		KBC Groep NV	1,771,097	1.4

		Denmark: 1.3%
94,631	@	Danske Bank A/S	1,614,306	1.3

		Finland: 0.9%
60,739		Other Securities	1,137,838	0.9

		France: 12.0%
112,729		AXA S.A.	2,222,182	1.8
58,319		Carrefour S.A.	1,601,820	1.3
7,800		PPR	1,587,192	1.3
19,635		Renault S.A.	1,322,558	1.0
23,211		Sanofi	2,399,554	1.9
42,234		Societe Generale	1,453,496	1.1
112,612		Suez Environnement S.A.	1,455,445	1.2
24,186		Total S.A.	1,181,315	1.0
106,947		Other Securities	1,860,638	1.4
			15,084,200	12.0

		Germany: 7.2%
18,819		BASF AG	1,678,524	1.3
20,344		Bayer AG	2,166,027	1.7
77,933		Deutsche Post AG	1,934,134	1.6
22,517		Siemens AG	2,280,139	1.8
11,455		Other Securities	999,744	0.8
			9,058,568	7.2

COMMON STOCK: (continued)
		Hong Kong: 4.2%
358,700		AIA Group Ltd.	$1,511,204	1.2
151,500		Power Assets Holdings Ltd.	1,304,112	1.1
170,000		Wharf Holdings Ltd.	1,418,891	1.1
519,600		Other Securities	1,042,246	0.8
			5,276,453	4.2

		Israel: 0.8%
98,910		Other Securities	971,339	0.8

		Italy: 3.8%
78,869		ENI S.p.A.	1,618,697	1.3
127,743		Fiat Industrial SpA	1,422,011	1.1
1,381,288		Other Securities(a)	1,741,444	1.4
			4,782,152	3.8

		Japan: 21.4%
141,000		Ajinomoto Co., Inc.	2,068,366	1.7
18,400		East Japan Railway Co.	1,432,119	1.1
304,112		Hitachi Ltd.	1,948,598	1.6
67,400		Hoya Corp.	1,386,297	1.1
35,300		Japan Tobacco, Inc.	1,246,004	1.0
53,200		Komatsu Ltd.	1,225,299	1.0
74,400		Mitsubishi Corp.	1,271,027	1.0
57,000		Mitsubishi Estate Co., Ltd.	1,517,561	1.2
682,300		Mizuho Financial Group, Inc.	1,416,928	1.1
127,300		Nissan Motor Co., Ltd.	1,275,878	1.0
57,000		Omron Corp.	1,699,342	1.4
54,300		Sumitomo Mitsui Financial Group, Inc.	2,485,477	2.0
44,700		Tokio Marine Holdings, Inc.	1,410,507	1.1
37,400		Toyota Motor Corp.	2,255,887	1.8
416,410		Other Securities	4,195,401	3.3
			26,834,691	21.4

		Luxembourg: 0.3%
38,100		Other Securities(a)	426,720	0.3

		Netherlands: 9.1%
297,557		Aegon NV	1,996,317	1.6
23,651		Koninklijke DSM NV	1,541,881	1.2
67,490		Koninklijke Philips Electronics NV	1,839,842	1.5
76,742		Reed Elsevier NV	1,278,093	1.0
119,043		Royal Dutch Shell PLC — Class A	3,802,734	3.0
17,768		Other Securities(a)	950,597	0.8
			11,409,464	9.1

		New Zealand: 0.9%
648,468		Other Securities	1,129,198	0.9

See Accompanying Notes to Financial Statements

ING INTERNATIONAL VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Norway: 1.9%
87,615		DnB NOR ASA	$1,271,001	1.0
56,331		Other Securities	1,163,690	0.9
			2,434,691	1.9

		Singapore: 1.0%
408,000		Singapore Telecommunications Ltd.	1,208,421	1.0

		Spain: 2.0%
164,825		Banco Bilbao Vizcaya Argentaria S.A.	1,385,159	1.1
52,201		Other Securities(a)	1,051,717	0.9
			2,436,876	2.0

		Sweden: 2.5%
120,057		Telefonaktiebolaget LM Ericsson	1,361,426	1.1
106,406		Other Securities	1,746,269	1.4
			3,107,695	2.5

		Switzerland: 9.6%
59,978	@	Credit Suisse Group	1,587,863	1.3
36,338		Nestle S.A.	2,384,514	1.9
47,628		Novartis AG	3,373,517	2.7
14,707		Roche Holding AG — Genusschein	3,650,238	2.9
18,380		Other Securities	1,046,777	0.8
			12,042,909	9.6

		United Kingdom: 16.2%
576,579		Barclays PLC	2,455,517	2.0
74,762		BHP Billiton PLC	1,906,280	1.5
23,861		British American Tobacco PLC	1,223,828	1.0
71,410		GlaxoSmithKline PLC	1,784,992	1.4
158,108		HSBC Holdings PLC	1,636,767	1.3
168,058		Rexam PLC	1,219,643	1.0
35,468		Rio Tinto PLC	1,442,455	1.2
331,974		Tesco PLC	1,671,770	1.3
837,558	@	Vodafone Group PLC	2,400,186	1.9
83,251		WPP PLC	1,423,003	1.1
86,477		Other Securities	3,150,645	2.5
			20,315,086	16.2

		United States: 1.7%
59,300		Other Securities	2,120,737	1.7

		Total Common Stock (Cost $117,337,095)	124,698,358	99.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateralcc(1): 2.4%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17–06/01/43)	$1,000,000	0.8
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17–03/01/48)	1,000,000	0.8
966,438		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $966,450, collateralized by various U.S. Government Agency Obligations, 2.000%–9.500%, Market Value plus accrued interest $985,767, due 04/01/14–01/01/52)	966,438	0.8
			2,966,438	2.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
250,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $250,000)	250,000	0.2

		Total Short-Term Investments (Cost $3,216,438)	3,216,438	2.6

		Total Investments in Securities (Cost $120,553,533)	$127,914,796	102.0
		Liabilities in Excess of Other Assets	(2,559,219)	(2.0)
		Net Assets	$125,355,577	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL VALUE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $121,277,788.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,214,953
Gross Unrealized Depreciation	(6,577,945)
Net Unrealized Appreciation	$6,637,008

Sector Diversification	Percentage of Net Assets
Financials	25.9%
Industrials	11.3
Health Care	10.6
Consumer Staples	9.9
Consumer Discretionary	9.7
Energy	9.5
Materials	7.3
Information Technology	5.2
Telecommunication Services	5.1
Utilities	4.9
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,535,917	$—	$1,535,917
Belgium	—	1,771,097	—	1,771,097
Denmark	—	1,614,306	—	1,614,306
Finland	—	1,137,838	—	1,137,838
France	20,686	15,063,514	—	15,084,200
Germany	—	9,058,568	—	9,058,568
Hong Kong	—	5,276,453	—	5,276,453
Israel	—	971,339	—	971,339
Italy	—	4,782,152	—	4,782,152
Japan	60,737	26,773,954	—	26,834,691
Luxembourg	426,720	—	—	426,720
Netherlands	—	11,409,464	—	11,409,464
New Zealand	—	1,129,198	—	1,129,198
Norway	—	2,434,691	—	2,434,691
Singapore	—	1,208,421	—	1,208,421
Spain	—	2,436,876	—	2,436,876
Sweden	—	3,107,695	—	3,107,695
Switzerland	—	12,042,909	—	12,042,909
United Kingdom	1,152,024	19,163,062	—	20,315,086
United States	2,120,737	—	—	2,120,737
Total Common Stock	3,780,904	120,917,454	—	124,698,358
Short-Term Investments	250,000	2,966,438	—	3,216,438
Total Investments, at fair value	$4,030,904	$123,883,892	$—	$127,914,796

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Consumer Discretionary	25.4%
Information Technology	16.7%
Industrials	15.6%
Health Care	12.2%
Financials	8.4%
Consumer Staples	8.0%
Energy	5.8%
Materials	4.8%
Telecommunication Services	1.5%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 25.4%
604,270		Best Buy Co., Inc.	$16,514,699	1.1
564,371		Brinker International, Inc.	22,253,149	1.5
712,790	@	Delphi Automotive PLC	36,131,325	2.4
391,490	@	Discovery Communications, Inc. — Class A	30,226,943	2.0
778,670		Gap, Inc.	32,493,899	2.1
275,990		Harley-Davidson, Inc.	15,129,772	1.0
132,679	@	Liberty Media Corp.	16,818,390	1.1
600,060	@, L	Lions Gate Entertainment Corp.	16,483,648	1.1
526,764		Macy’s, Inc.	25,284,672	1.7
380,580	@	Michael Kors Holdings Ltd.	23,603,572	1.6
731,770		Newell Rubbermaid, Inc.	19,208,962	1.3
411,498	@	Penn National Gaming, Inc.	21,751,784	1.4
433,620		Ross Stores, Inc.	28,102,912	1.8
248,820	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,921,811	1.6
424,457	@	Urban Outfitters, Inc.	17,071,661	1.1
946,389		Other Securities	40,864,081	2.6
			386,861,280	25.4

		Consumer Staples: 8.0%
644,190		Coca-Cola Enterprises, Inc.	22,649,721	1.5
313,560		Hershey Co.	27,994,637	1.8
641,180		Hillshire Brands Co.	21,210,234	1.4
141,842		JM Smucker Co.	14,631,002	1.0
673,140		Whole Foods Market, Inc.	34,653,247	2.3
			121,138,841	8.0

COMMON STOCK: (continued)
		Energy: 5.8%
397,560	@	Cameron International Corp.	$24,314,770	1.6
407,000	@	Noble Corp.	15,295,060	1.0
773,490		Patterson-UTI Energy, Inc.	14,970,899	1.0
352,820		Range Resources Corp.	27,280,042	1.8
97,770		Other Securities(a)	6,440,128	0.4
			88,300,899	5.8

		Financials: 8.4%
140,210	@	Affiliated Managers Group, Inc.	22,986,027	1.5
295,860		Ameriprise Financial, Inc.	23,929,157	1.6
541,350		Arthur J. Gallagher & Co.	23,651,582	1.5
405,960		Equifax, Inc.	23,923,223	1.6
954,190		Fifth Third Bancorp.	17,223,129	1.1
501,802		Nasdaq Stock Market, Inc.	16,454,088	1.1
			128,167,206	8.4

		Health Care: 12.2%
146,556	@	Actavis, Inc.	18,498,298	1.2
426,260		Agilent Technologies, Inc.	18,226,878	1.2
210,400		Cooper Cos., Inc.	25,048,120	1.7
197,930	@	Henry Schein, Inc.	18,951,798	1.2
217,630		Perrigo Co.	26,333,230	1.7
327,920	L	Resmed, Inc.	14,799,030	1.0
244,810	@	Vertex Pharmaceuticals, Inc.	19,552,975	1.3
722,693		Other Securities	44,971,959	2.9
			186,382,288	12.2

		Industrials: 15.6%
620,023		Ametek, Inc.	26,226,973	1.7
250,090	@	BE Aerospace, Inc.	15,775,677	1.0
484,610		Extra Space Storage, Inc.	20,319,697	1.3
345,960		Flowserve Corp.	18,685,299	1.2
175,715	@	IHS, Inc.	18,341,132	1.2
429,990	@	Ingersoll-Rand PLC — Class A	23,873,045	1.6
237,211		Nordson Corp.	16,441,094	1.1
357,546		Pall Corp.	23,751,781	1.6
238,342		Roper Industries, Inc.	29,606,843	2.0
483,970		Waste Connections, Inc.	19,910,526	1.3
211,453	@	Wesco International, Inc.	14,370,346	1.0
129,390		Other Securities	9,771,533	0.6
			237,073,946	15.6

		Information Technology: 16.7%
114,670	@	Alliance Data Systems Corp.	20,758,710	1.4
649,610	@	Autodesk, Inc.	22,047,764	1.5
515,120		Broadcom Corp.	17,390,451	1.1

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
278,040	@	Citrix Systems, Inc.	$16,774,153	1.1
268,210	@	F5 Networks, Inc.	18,452,848	1.2
954,635		Flir Systems, Inc.	25,746,506	1.7
659,925		Intuit, Inc.	40,275,223	2.6
798,070	@	Juniper Networks, Inc.	15,410,732	1.0
593,304	@	NetApp, Inc.	22,415,025	1.5
930,000	@	TIBCO Software, Inc.	19,902,000	1.3
619,720		Xilinx, Inc.	24,547,109	1.6
423,890		Other Securities	11,025,379	0.7
			254,745,900	16.7

		Materials: 4.8%
411,270		International Paper Co.	18,223,374	1.2
446,260		Packaging Corp. of America	21,848,889	1.4
1,251,237		Other Securities	33,055,441	2.2
			73,127,704	4.8

		Telecommunication Services: 1.5%
308,480	@	SBA Communications Corp.	22,864,538	1.5

		Total Common Stock (Cost $1,309,944,202)	1,498,662,602	98.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.4%
		Securities Lending Collateralcc(1): 1.7%
6,105,118		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $6,105,233, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $6,227,220, due 07/15/13–05/01/51)	6,105,118	0.4
6,105,118		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $6,105,188, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $6,227,220, due 12/01/17–06/01/43)	6,105,118	0.4

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
6,105,118		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $6,105,243, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $6,227,220, due 06/01/17–03/01/48)	$6,105,118	0.4
6,105,118		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $6,105,243, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $6,227,220, due 07/01/32–07/01/43)	6,105,118	0.4
1,285,263		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $1,285,275, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $1,311,001, due 01/15/25–02/15/43)	1,285,263	0.1
			25,705,735	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
26,411,339		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $26,411,339)	26,411,339	1.7

		Total Short-Term Investments (Cost $52,117,074)	52,117,074	3.4

		Total Investments in Securities (Cost $1,362,061,276)	$1,550,779,676	101.8
		Liabilities in Excess of Other Assets	(27,889,373)	(1.8)
		Net Assets	$1,522,890,303	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,367,696,923.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$208,955,576
Gross Unrealized Depreciation	(25,872,823)
Net Unrealized Appreciation	$183,082,753

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,498,662,602	$—	$—	$1,498,662,602
Short-Term Investments	26,411,339	25,705,735	—	52,117,074
Total Investments, at fair value	$1,525,073,941	$25,705,735	$—	$1,550,779,676

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Information Technology	22.0%
Consumer Discretionary	18.8%
Health Care	16.7%
Industrials	14.5%
Financials	12.0%
Energy	6.1%
Materials	4.0%
Consumer Staples	2.3%
Exchange-Traded Funds	1.9%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.4%
		Consumer Discretionary: 18.8%
53,271		Arctic Cat, Inc.	$2,396,130	0.9
39,200	@	Bally Technologies, Inc.	2,211,664	0.8
60,300		Cheesecake Factory	2,525,967	1.0
122,800		Dana Holding Corp.	2,365,128	0.9
138,800	@	Express, Inc.	2,910,636	1.1
44,999	@	Hibbett Sporting Goods, Inc.	2,497,444	0.9
89,132	@, L	Imax Corp.	2,215,822	0.8
56,600	@	Jack in the Box, Inc.	2,223,814	0.8
54,251	@	Life Time Fitness, Inc.	2,718,518	1.0
87,656	@	LKQ Corp.	2,257,142	0.9
54,604		Monro Muffler, Inc.	2,623,722	1.0
44,818		Pool Corp.	2,348,911	0.9
45,355		Vail Resorts, Inc.	2,790,240	1.0
810,912		Other Securities(a)	18,218,130	6.8
			50,303,268	18.8

		Consumer Staples: 2.3%
44,300		Casey’s General Stores, Inc.	2,665,088	1.0
121,925		Other Securities	3,514,864	1.3
			6,179,952	2.3

		Energy: 6.1%
112,541	@, L	Bill Barrett Corp.	2,275,579	0.8
89,800	@	Carrizo Oil & Gas, Inc.	2,544,034	1.0
51,000	@	Unit Corp.	2,171,580	0.8
548,638		Other Securities(a)	9,421,185	3.5
			16,412,378	6.1

		Financials: 12.0%
57,933		Financial Engines, Inc.	2,641,165	1.0
65,714		Geo Group, Inc.	2,230,990	0.8
34,400		Home Properties, Inc.	2,248,728	0.8
15,362	@	Portfolio Recovery Associates, Inc.	2,360,064	0.9

COMMON STOCK: (continued)
		Financials: (continued)
40,800		Sovran Self Storage, Inc.	$2,643,432	1.0
60,859	@	Stifel Financial Corp.	2,170,841	0.8
527,110		Other Securities	17,981,416	6.7
			32,276,636	12.0

		Health Care: 16.7%
59,100	@	Align Technology, Inc.	2,189,064	0.8
51,784	@	Haemonetics Corp.	2,141,268	0.8
114,831	@	Healthsouth Corp.	3,307,133	1.3
70,600	@	Team Health Holdings, Inc.	2,899,542	1.1
42,600	@	WellCare Health Plans, Inc.	2,366,430	0.9
1,183,254		Other Securities(a)	31,721,812	11.8
			44,625,249	16.7

		Industrials: 14.5%
79,935		Actuant Corp.	2,635,457	1.0
40,900		Acuity Brands, Inc.	3,088,768	1.2
52,400	@	EnPro Industries, Inc.	2,659,824	1.0
95,451		Healthcare Services Group	2,340,458	0.9
70,960	@	HUB Group, Inc.	2,584,363	1.0
164,800		Knight Transportation, Inc.	2,771,936	1.0
35,300		Regal-Beloit Corp.	2,288,852	0.9
76,800		Simpson Manufacturing Co., Inc.	2,259,456	0.8
29,100	@	Teledyne Technologies, Inc.	2,250,885	0.8
50,800		Toro Co.	2,306,828	0.9
59,463		Waste Connections, Inc.	2,446,308	0.9
56,890		Woodward Governor Co.	2,275,600	0.8
201,275		Other Securities	8,935,811	3.3
			38,844,546	14.5

		Information Technology: 22.0%
151,800	@	Aruba Networks, Inc.	2,331,648	0.9
116,900	@	Aspen Technology, Inc.	3,365,551	1.2
87,833	@	Cardtronics, Inc.	2,424,191	0.9
60,700		j2 Global, Inc.	2,580,357	1.0
54,589	@	Micros Systems, Inc.	2,355,515	0.9
124,100	@	PTC, Inc.	3,044,173	1.1
75,700	@	QLIK Technologies, Inc.	2,140,039	0.8
47,900	@	Sourcefire, Inc.	2,660,845	1.0
1,949,734		Other Securities(a)	38,153,278	14.2
			59,055,597	22.0

		Materials: 4.0%
63,900		HB Fuller Co.	2,416,059	0.9
622,087		Other Securities(a)	8,290,162	3.1
			10,706,221	4.0

		Total Common Stock (Cost $218,212,422)	258,403,847	96.4

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.9%
45,407	iShares Russell 2000 Growth Index Fund	$5,063,335	1.9

	Total Exchange-Traded Funds (Cost $4,126,512)	5,063,335	1.9

	Total Long-Term Investments (Cost $222,338,934)	263,467,182	98.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.3%
	Securities Lending Collateralcc(1): 3.4%
2,190,908	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,190,949, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $2,234,726, due 07/15/13–05/01/51)	2,190,908	0.8
2,190,908	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $2,190,933, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $2,234,726, due 12/01/17–06/01/43)	2,190,908	0.8
2,190,908	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,190,953, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $2,234,726, due 06/01/17–03/01/48)	2,190,908	0.8

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,190,908	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,190,953, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $2,234,726, due 07/01/32–07/01/43)	$2,190,908	0.8
461,234	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $461,238, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $470,471, due 01/15/25–02/15/43)	461,234	0.2
		9,224,866	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
5,121,131	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,121,131)	5,121,131	1.9

	Total Short-Term Investments (Cost $14,345,997)	14,345,997	5.3

	Total Investments in Securities (Cost $236,684,931)	$277,813,179	103.6
	Liabilities in Excess of Other Assets	(9,550,950)	(3.6)
	Net Assets	$268,262,229	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $239,071,223.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$49,433,679
Gross Unrealized Depreciation	(10,691,723)
Net Unrealized Appreciation	$38,741,956

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$258,403,847	$—	$—	$258,403,847
Exchange-Traded Funds	5,063,335	—	—	5,063,335
Short-Term Investments	5,121,131	9,224,866	—	14,345,997
Total Investments, at fair value	$268,588,313	$9,224,866	$—	$277,813,179

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Variable Products Trust Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

3	To approve a new investment advisory agreement for certain Portfolios with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4	To approve a new investment sub-advisory agreement between DSL or ING Investments, as applicable, and ING IM with respect to the certain Portfolios prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control events that occur as part of the Separation Plan.

5	To elect 13 nominees to the Board.

8	To approve a modification to the current manager-of-managers policy to permit DSL or ING Investments, as applicable, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING International Value Portfolio	3*	8,126,022.000	2,048,063.000	398,109.000	0.000	10,572,194.000
	4*	8,143,505.000	2,051,894.000	376,795.000	0.000	10,572,194.000
	8*	7,791,050.334	2,236,193.333	544,950.333	0.000	10,572,194.000

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING MidCap Opportunities Portfolio	3*	49,310,905.035	2,766,519.000	4,711,218.000	1,048.758	56,789,690.793
	4*	49,183,578.035	3,049,784.000	4,555,280.000	1,048.758	56,789,690.793
	8*	47,274,579.285	5,298,511.250	4,215,551.250	1,049.008	56,789,690.793

*  Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING SmallCap Opportunities Portfolio	3*	5,538,319.000	309,100.000	411,631.000	2,108.385	6,261,158.385
	4*	5,521,512.250	364,819.250	372,718.250	2,108.635	6,261,158.385
	8*	5,217,062.750	607,705.750	434,280.750	2,109.135	6,261,158.385

*  Proposals Passed

ING Variable Products Trust	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	69,949,969.678	3,673,073.500	0.000	0.000	73,623,043.178
John V. Boyer	5*	70,097,531.678	3,525,511.500	0.000	0.000	73,623,043.178
Patricia W. Chadwick	5*	69,943,971.678	3,679,071.500	0.000	0.000	73,623,043.178
Albert E. DePrince, Jr.	5*	69,917,373.678	3,705,669.500	0.000	0.000	73,623,043.178
Peter S. Drotch	5*	69,853,122.678	3,769,920.500	0.000	0.000	73,623,043.178
J. Michael Earley	5*	70,015,381.678	3,607,661.500	0.000	0.000	73,623,043.178
Martin J. Gavin	5*	70,049,658.678	3,573,384.500	0.000	0.000	73,623,043.178
Russell H. Jones	5*	70,119,389.678	3,503,653.500	0.000	0.000	73,623,043.178
Patrick W. Kenny	5*	70,026,258.678	3,596,784.500	0.000	0.000	73,623,043.178
Shaun P. Mathews	5*	70,119,431.678	3,503,611.500	0.000	0.000	73,623,043.178
Joseph E. Obermeyer	5*	69,909,488.678	3,713,554.500	0.000	0.000	73,623,043.178
Sheryl K. Pressler	5*	69,905,382.678	3,717,660.500	0.000	0.000	73,623,043.178
Roger B. Vincent	5*	70,004,782.678	3,618,260.500	0.000	0.000	73,623,043.178

*  Proposal Passed

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH THE SEPARATION PLAN FOR ING MIDCAP OPPORTUNITIES PORTFOLIO, ING SMALLCAP OPPORTUNITIES PORTFOLIO AND ING INTERNATIONAL VALUE PORTFOLIO (EACH A “PORTFOLIO” AND COLLECTIVELY, THE “PORTFOLIOS”)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, when the Portfolios, each a series of ING Variable Products Trust (the “Trust”), enter into a new investment advisory contract (“Advisory Contract”) with ING Investments, LLC (“ING Investments” or the “Adviser”) and a new sub-advisory contract (“Sub-Advisory Contract”) (together, the “Advisory and Sub-Advisory Contracts”) between the Adviser and ING Investment Management Co. LLC, the sub-adviser to the Portfolios (“ING IM” or the “Sub-Adviser”), the Board of Trustees (the “Board”) of the Trust, including a majority of the Board members who have no direct or indirect interest in the Advisory and Sub-Advisory Contracts, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Trustees”), must approve the new arrangements. Discussed below are certain factors that the Board considered at meetings held on January 10, 2013 in determining whether to approve new advisory and sub-advisory arrangements for the Portfolios in connection with the Separation Plan, as defined and discussed below.

The Board noted that pursuant to an agreement with the European Commission, ING Groep N.V. (“ING Groep”), the ultimate parent company of the Adviser and ING IM, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services, and investment management operations, which include the Adviser and ING IM, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly owned, indirect subsidiary of ING Groep and a parent company of the Adviser and ING IM. The Board further noted that the Separation Plan may result in the Adviser’s and ING IM’s loss of access to the services and resources of their ultimate parent company, which could adversely affect their businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the investment companies in the ING fund complex under the Board’s jurisdiction (“ING Funds”), including the Portfolios, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out.

The Board considered the potential effects of the separation on the Portfolios, the Adviser and ING IM, including the Adviser’s and ING IM’s ability prior to, during and after the separation to perform the same level of service to the Portfolios as they currently provide. In this regard, the Board noted that the Adviser and ING IM do not currently anticipate that the separation would have a material adverse impact on the Portfolios or their operations and administration.

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

The Portfolios are subject to the 1940 Act, which provides that any investment advisory agreement, including any sub-advisory agreement, must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect Change of Control Event for the Adviser and ING IM, which in turn would result in the automatic termination of the current advisory agreements and current sub-advisory agreements (collectively, the “Current Agreements”). The decisions by the Board, including a majority of the Independent Trustees, to approve the proposed advisory agreements and the proposed sub-advisory agreements for the Portfolios (collectively, the “Proposed Agreements”) were based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolios for the Adviser and Sub-Adviser to continue providing investment advisory, sub-advisory, and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the Proposed Agreements and future agreements that may become effective upon certain Change of Control Events in the future will permit the Portfolios to benefit from the continuation of services by the Adviser, Sub-Adviser and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the U.S. Securities and Exchange Commission would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreements, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Adviser and Sub-Adviser under the Current Agreements and to be provided under the Proposed Agreements. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreements, which were most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreements on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreements.

On November 29, 2012, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up actions, that the approval of the Current Agreements was in the best interests of the Portfolios and their shareholders and that the fee rates set forth in the Current Agreements were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Current Agreements; (3) the existence of any “fall-out” benefits to the Adviser, Sub-Adviser and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser, ING IM and its affiliates with respect to their services to the Portfolios.

A further description of the process followed by the Board in approving the Current Agreements on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS.”

In connection with its approval of the Proposed Agreements, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approvals of those Current Agreements that were in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreements, the Board considered a representation made to it on that date by the Adviser’s president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreements.

As a result, in addition to the information identified above, in considering the Proposed Agreements, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser and its affiliates that render investment sub-advisory, administrative, distribution, compliance and other services to the Funds. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Subsequent to November 2012, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Portfolios, including investment advisory, administrative and support

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

services, and that it would be in the Portfolios’ best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1.	The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2.	The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control Events.

3.	The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4.	The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Portfolios by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5.	The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates. The Board also requested and had such meetings with the Portfolios’ Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6.	The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Adviser and its affiliates.

7.	K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8.	The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9.	Among the follow-up actions arising from the November 27, 28, and 29 meetings, the Independent Trustees requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Portfolios. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

10.	The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreements would be necessary for the Portfolios to continue receiving investment management services from the Adviser and Sub-Adviser following the Change of Control Events contemplated by the Separation Plan.

11.	The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreements, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Portfolios than, the terms of the corresponding Current Agreements.

12.	The Board considered that, to the extent that the Proposed Agreements do have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Portfolios in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s representation that no material changes would be made to the Proposed Agreements, as compared to the Current Agreements, with respect to the material contractual terms that were previously negotiated under which the Portfolios and its Adviser and Sub-Adviser currently operate, including contractual provisions relating to fees and expenses.

13.	The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser and Sub-Adviser can be expected to provide services of the same nature, extent and quality under the Proposed Agreements as are provided thereby under the Current Agreements; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Portfolios, including the continuity of the Portfolios’ portfolio managers and other personnel responsible for the management operations of the Portfolios; or (ii) the investment objective of or the principal investment strategies used to manage any of the Portfolios.

14.	The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

15.	The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreements.

16.	The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17.	The Board considered the advice provided by Dechert LLP, legal counsel to the Portfolios and the Adviser, with respect to the Proposed Agreements (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreements, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18.	The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Portfolios of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreements are not approved by the Board or by shareholders of the Portfolios.

19.	The Board considered peer group and benchmark investment performance comparison data relating to the Portfolios that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreements.

20.	The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreements with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21.	The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreements.

22.	The Board considered that, if shareholders approve the Proposed Agreements, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreements continued in effect and not been replaced by the Proposed Agreements, notwithstanding the two-year initial term set forth in the Proposed Agreements. For example, if the Proposed Agreements are approved by shareholders in 2013, the Board would not legally be required to review or renew those contracts until 2015. However, the Board currently intends to conduct annual reviews of such contracts in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Portfolios. In addition, the Board considered that, under the Proposed Agreements, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreements without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at meetings of the Board held on January 10, 2013, the Board, including a majority of the Independent Trustees, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreements, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Portfolios to approve the Proposed Agreements so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreements. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreements and to recommend approval of the Proposed Agreements to shareholders.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UVPTADVISS2 (0613-081613)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

ING INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)
Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Australia: 1.2%
59,166		Australia & New Zealand Banking Group Ltd.	$1,535,917	1.2

		Belgium: 1.4%
47,509		KBC Groep NV	1,771,097	1.4

		Denmark: 1.3%
94,631	@	Danske Bank A/S	1,614,306	1.3

		Finland: 0.9%
60,739		Fortum OYJ	1,137,838	0.9

		France: 12.0%
112,729		AXA S.A.	2,222,182	1.8
58,319		Carrefour S.A.	1,601,820	1.3
96,896	@	France Telecom S.A.	917,542	0.7
975	@	Groupe Fnac	20,686	0.0
7,800		PPR	1,587,192	1.3
19,635		Renault S.A.	1,322,558	1.0
23,211		Sanofi	2,399,554	1.9
42,234		Societe Generale	1,453,497	1.2
112,612		Suez Environnement S.A.	1,455,445	1.2
9,076		Technip S.A.	922,409	0.7
24,186		Total S.A.	1,181,315	0.9
			15,084,200	12.0

		Germany: 7.2%
18,819		BASF AG	1,678,524	1.3
20,344		Bayer AG	2,166,027	1.7
11,455		Bayerische Motoren Werke AG	999,744	0.8
77,933		Deutsche Post AG	1,934,134	1.6
22,517		Siemens AG	2,280,139	1.8
			9,058,568	7.2

		Hong Kong: 4.2%
358,700		AIA Group Ltd.	1,511,204	1.2
270,600		Esprit Holdings Ltd.	398,762	0.3
151,500		Power Assets Holdings Ltd.	1,304,112	1.1
170,000		Wharf Holdings Ltd.	1,418,891	1.1
249,000		Yue Yuen Industrial Holdings	643,484	0.5
			5,276,453	4.2

		Israel: 0.8%
98,910		Israel Chemicals Ltd.	971,339	0.8

		Italy: 3.8%
319,010	L	Enel S.p.A.	1,001,038	0.8
78,869		ENI S.p.A.	1,618,697	1.3
127,743		Fiat Industrial SpA	1,422,011	1.1
1,062,278		Telecom Italia S.p.A.	740,406	0.6
			4,782,152	3.8

		Japan: 21.4%
141,000		Ajinomoto Co., Inc.	2,068,366	1.7
44,500		Asahi Group Holdings, Ltd.	1,102,343	0.9
33,410		Dynam Japan Holdings Co. Ltd.	60,737	0.0
18,400		East Japan Railway Co.	1,432,119	1.1
46,000		Fuji Heavy Industries Ltd.	1,135,935	0.9
304,112		Hitachi Ltd.	1,948,598	1.6
67,400		Hoya Corp.	1,386,297	1.1
137,000		Japan Steel Works Ltd.	751,787	0.6
35,300		Japan Tobacco, Inc.	1,246,004	1.0
53,200		Komatsu Ltd.	1,225,299	1.0
74,400		Mitsubishi Corp.	1,271,027	1.0
57,000		Mitsubishi Estate Co., Ltd.	1,517,561	1.2
682,300		Mizuho Financial Group, Inc.	1,416,928	1.1
127,300		Nissan Motor Co., Ltd.	1,275,878	1.0
155,500		Nomura Holdings, Inc.	1,144,600	0.9
57,000		Omron Corp.	1,699,341	1.4
54,300		Sumitomo Mitsui Financial Group, Inc.	2,485,477	2.0
44,700		Tokio Marine Holdings, Inc.	1,410,507	1.1
37,400		Toyota Motor Corp.	2,255,887	1.8
			26,834,691	21.4

		Luxembourg: 0.3%
38,100	L	ArcelorMittal	426,720	0.3

		Netherlands: 9.1%
297,557		Aegon NV	1,996,317	1.6
17,768	L	European Aeronautic Defence and Space Co. NV	950,597	0.8
23,651		Koninklijke DSM NV	1,541,881	1.2
67,490		Koninklijke Philips Electronics NV	1,839,842	1.5
76,742		Reed Elsevier NV	1,278,093	1.0
119,043		Royal Dutch Shell PLC — Class A	3,802,734	3.0
			11,409,464	9.1

		New Zealand: 0.9%
648,468		Telecom Corp. of New Zealand Ltd.	1,129,198	0.9

		Norway: 1.9%
87,615		DnB NOR ASA	1,271,001	1.0
56,331		Statoil ASA	1,163,690	0.9
			2,434,691	1.9

		Singapore: 1.0%
408,000		Singapore Telecommunications Ltd.	1,208,421	1.0

		Spain: 2.0%
164,825		Banco Bilbao Vizcaya Argentaria S.A.	1,385,159	1.1
52,201	@,L	Gas Natural SDG S.A.	1,051,717	0.9
			2,436,876	2.0

		Sweden: 2.5%
120,057		Telefonaktiebolaget LM Ericsson	1,361,426	1.1

See Accompanying Notes to Financial Statements

1

ING INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
87,096		Nordea Bank AB	$972,624	0.8
19,310		Svenska Handelsbanken AB	773,645	0.6
			3,107,695	2.5

		Switzerland: 9.6%
18,380		Adecco S.A.	1,046,777	0.8
59,978	@	Credit Suisse Group	1,587,863	1.3
36,338		Nestle S.A.	2,384,514	1.9
47,628		Novartis AG	3,373,517	2.7
14,707		Roche Holding AG — Genusschein	3,650,238	2.9
			12,042,909	9.6

		United Kingdom: 16.2%
576,579		Barclays PLC	2,455,517	2.0
74,762		BHP Billiton PLC	1,906,280	1.5
27,600		BP PLC ADR	1,152,024	0.9
23,861		British American Tobacco PLC	1,223,828	1.0
71,410		GlaxoSmithKline PLC	1,784,992	1.4
158,108		HSBC Holdings PLC	1,636,767	1.3
29,827		Imperial Tobacco Group PLC	1,034,246	0.8
168,058		Rexam PLC	1,219,643	1.0
35,468		Rio Tinto PLC	1,442,455	1.2
29,050		Schroders PLC	964,375	0.8
331,974		Tesco PLC	1,671,770	1.3
837,558	@	Vodafone Group PLC	2,400,186	1.9
83,251		WPP PLC	1,423,003	1.1
			20,315,086	16.2

		United States: 1.7%
28,600	@	Noble Corp.	1,074,788	0.9
30,700	@	Rowan Companies PLC	1,045,949	0.8
			2,120,737	1.7
		Total Common Stock (Cost $117,337,095)	124,698,358	99.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateralcc(1): 2.4%
1,000,000		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,020,000, due 12/01/17-06/01/43)	1,000,000	0.8
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,000,021, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/17-03/01/48)	1,000,000	0.8
966,438		Merrill Lynch & Co., Inc., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $966,450, collateralized by various U.S. Government Agency Obligations, 2.000%-9.500%, Market Value plus accrued interest $985,767, due 04/01/14-01/01/52)	966,438	0.8
			2,966,438	2.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
250,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $250,000)	250,000	0.2

		Total Short-Term Investments (Cost $3,216,438)	3,216,438	2.6
		Total Investments in Securities (Cost $120,553,533)	$127,914,796	102.0
		Liabilities in Excess of Other Assets	(2,559,219)	(2.0)
		Net Assets	$125,355,577	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $121,277,788.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,214,953
Gross Unrealized Depreciation	(6,577,945)
Net Unrealized Appreciation	$6,637,008

See Accompanying Notes to Financial Statements

2

ING INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Financials	26.0%
Industrials	11.3
Health Care	10.6
Consumer Staples	9.9
Consumer Discretionary	9.7
Energy	9.4
Materials	7.3
Information Technology	5.2
Telecommunication Services	5.1
Utilities	4.9
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,535,917	$—	$1,535,917
Belgium	—	1,771,097	—	1,771,097
Denmark	—	1,614,306	—	1,614,306
Finland	—	1,137,838	—	1,137,838
France	20,686	15,063,514	—	15,084,200
Germany	—	9,058,568	—	9,058,568
Hong Kong	—	5,276,453	—	5,276,453
Israel	—	971,339	—	971,339
Italy	—	4,782,152	—	4,782,152
Japan	60,737	26,773,954	—	26,834,691
Luxembourg	426,720	—	—	426,720
Netherlands	—	11,409,464	—	11,409,464
New Zealand	—	1,129,198	—	1,129,198
Norway	—	2,434,691	—	2,434,691
Singapore	—	1,208,421	—	1,208,421
Spain	—	2,436,876	—	2,436,876
Sweden	—	3,107,695	—	3,107,695
Switzerland	—	12,042,909	—	12,042,909
United Kingdom	1,152,024	19,163,062	—	20,315,086
United States	2,120,737	—	—	2,120,737
Total Common Stock	3,780,904	120,917,454	—	124,698,358
Short-Term Investments	250,000	2,966,438	—	3,216,438
Total Investments, at fair value	$4,030,904	$123,883,892	$—	$127,914,796

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

3

ING MIDCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 25.4%
167,510	@	AMC Networks, Inc.	$10,956,829	0.7
604,270		Best Buy Co., Inc.	16,514,699	1.1
564,371		Brinker International, Inc.	22,253,149	1.5
712,790	@	Delphi Automotive PLC	36,131,325	2.4
391,490	@	Discovery Communications, Inc. — Class A	30,226,943	2.0
778,670		Gap, Inc.	32,493,899	2.1
275,990		Harley-Davidson, Inc.	15,129,772	1.0
132,679	@	Liberty Media Corp.	16,818,390	1.1
600,060	@,L	Lions Gate Entertainment Corp.	16,483,648	1.1
308,779	@	LKQ Corp.	7,951,059	0.5
526,764		Macy’s, Inc.	25,284,672	1.7
225,300	@	The Madison Square Garden, Inc.	13,349,025	0.9
380,580	@	Michael Kors Holdings Ltd.	23,603,572	1.5
731,770		Newell Rubbermaid, Inc.	19,208,962	1.3
411,498	@	Penn National Gaming, Inc.	21,751,784	1.4
433,620		Ross Stores, Inc.	28,102,912	1.8
244,800		Six Flags Entertainment Corp.	8,607,168	0.6
248,820	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,921,811	1.6
424,457	@	Urban Outfitters, Inc.	17,071,661	1.1
			386,861,280	25.4

		Consumer Staples: 8.0%
644,190		Coca-Cola Enterprises, Inc.	22,649,721	1.5
313,560		Hershey Co.	27,994,637	1.8
641,180		Hillshire Brands Co.	21,210,234	1.4
141,842		JM Smucker Co.	14,631,002	1.0
673,140		Whole Foods Market, Inc.	34,653,247	2.3
			121,138,841	8.0

		Energy: 5.8%
397,560	@	Cameron International Corp.	24,314,770	1.6
55,940	@,L	Continental Resources, Inc.	4,814,196	0.3
407,000	@	Noble Corp.	15,295,060	1.0
41,830	@	Oasis Petroleum, Inc.	1,625,932	0.1
773,490		Patterson-UTI Energy, Inc.	14,970,899	1.0
352,820		Range Resources Corp.	27,280,042	1.8
			88,300,899	5.8

		Financials: 8.4%
140,210	@	Affiliated Managers Group, Inc.	22,986,027	1.5
295,860		Ameriprise Financial, Inc.	23,929,157	1.6
541,350		Arthur J. Gallagher & Co.	23,651,582	1.5
405,960		Equifax, Inc.	23,923,223	1.6
954,190		Fifth Third Bancorp.	17,223,129	1.1
501,802		Nasdaq Stock Market, Inc.	16,454,088	1.1
			128,167,206	8.4

		Health Care: 12.2%
146,556	@	Actavis, Inc.	18,498,298	1.2
426,260		Agilent Technologies, Inc.	18,226,878	1.2
128,660	@	Alexion Pharmaceuticals, Inc.	11,867,598	0.8
210,400		Cooper Cos., Inc.	25,048,120	1.6
377,150		HCA Holdings, Inc.	13,600,029	0.9
197,930	@	Henry Schein, Inc.	18,951,797	1.2
35,223	@	Mettler Toledo International, Inc.	7,086,868	0.5
143,600	@	Myriad Genetics, Inc.	3,858,532	0.2
217,630		Perrigo Co.	26,333,230	1.7
38,060	@	Regeneron Pharmaceuticals, Inc.	8,558,933	0.6
327,920	L	Resmed, Inc.	14,799,030	1.0
244,810	@	Vertex Pharmaceuticals, Inc.	19,552,975	1.3
			186,382,288	12.2

		Industrials: 15.6%
129,390		Acuity Brands, Inc.	9,771,533	0.6
620,023		Ametek, Inc.	26,226,973	1.7
250,090	@	BE Aerospace, Inc.	15,775,677	1.0
484,610		Extra Space Storage, Inc.	20,319,697	1.3
345,960		Flowserve Corp.	18,685,299	1.2
175,715	@	IHS, Inc.	18,341,132	1.2
429,990	@	Ingersoll-Rand PLC — Class A	23,873,045	1.6
237,211		Nordson Corp.	16,441,094	1.1
357,546		Pall Corp.	23,751,781	1.6
238,342		Roper Industries, Inc.	29,606,843	2.0
483,970		Waste Connections, Inc.	19,910,526	1.3
211,453	@	Wesco International, Inc.	14,370,346	1.0
			237,073,946	15.6

		Information Technology: 16.7%
114,670	@	Alliance Data Systems Corp.	20,758,710	1.4
649,610	@	Autodesk, Inc.	22,047,764	1.5
515,120		Broadcom Corp.	17,390,451	1.1
278,040	@	Citrix Systems, Inc.	16,774,153	1.1
268,210	@	F5 Networks, Inc.	18,452,848	1.2
954,635		Flir Systems, Inc.	25,746,506	1.7
659,925		Intuit, Inc.	40,275,223	2.6
798,070	@	Juniper Networks, Inc.	15,410,732	1.0
593,304	@	NetApp, Inc.	22,415,025	1.5
930,000	@	TIBCO Software, Inc.	19,902,000	1.3
423,890	@	Trimble Navigation Ltd.	11,025,379	0.7
619,720		Xilinx, Inc.	24,547,109	1.6
			254,745,900	16.7

		Materials: 4.8%
273,590		Celanese Corp.	12,256,832	0.8
112,920		Eastman Chemical Co.	7,905,529	0.5
411,270		International Paper Co.	18,223,374	1.2
446,260		Packaging Corp. of America	21,848,890	1.4

See Accompanying Notes to Financial Statements

4

ING MIDCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
864,727		Steel Dynamics, Inc.	$12,893,079	0.9
			73,127,704	4.8

		Telecommunication Services: 1.5%
308,480	@	SBA Communications Corp.	22,864,538	1.5

		Total Common Stock (Cost $1,309,944,202)	1,498,662,602	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc(1): 1.7%
6,105,118	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $6,105,233, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $6,227,220, due 07/15/13-05/01/51)	6,105,118	0.4
6,105,118	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $6,105,188, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $6,227,220, due 12/01/17-06/01/43)	6,105,118	0.4
6,105,118	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $6,105,243, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $6,227,220, due 06/01/17-03/01/48)	6,105,118	0.4
6,105,118	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $6,105,243, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $6,227,220, due 07/01/32-07/01/43)	6,105,118	0.4
1,285,263	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $1,285,275, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $1,311,001, due 01/15/25-02/15/43)	1,285,263	0.1
		25,705,735	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
26,411,339	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $26,411,339)	26,411,339	1.7

	Total Short-Term Investments (Cost $52,117,074)	52,117,074	3.4
	Total Investments in Securities (Cost $1,362,061,276)	$1,550,779,676	101.8
	Liabilities in Excess of Other Assets	(27,889,373)	(1.8)
	Net Assets	$1,522,890,303	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

5

ING MIDCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $1,367,696,923.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$208,955,576
Gross Unrealized Depreciation	(25,872,823)
Net Unrealized Appreciation	$183,082,753

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$1,498,662,602	$—	$—	$1,498,662,602
Short-Term Investments	26,411,339	25,705,735	—	52,117,074
Total Investments, at fair value	$1,525,073,941	$25,705,735	$—	$1,550,779,676

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

6

ING SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 18.8%
154,500	@	Aeropostale, Inc.	$2,132,100	0.8
53,271		Arctic Cat, Inc.	2,396,130	0.9
39,200	@	Bally Technologies, Inc.	2,211,664	0.8
128,378		Callaway Golf Co.	844,727	0.3
60,300		Cheesecake Factory	2,525,967	1.0
38,900	@	Childrens Place Retail Stores, Inc.	2,131,720	0.8
70,466		Cinemark Holdings, Inc.	1,967,411	0.7
19,109		Cooper Tire & Rubber Co.	633,846	0.2
122,800		Dana Holding Corp.	2,365,128	0.9
138,800	@	Express, Inc.	2,910,636	1.1
92,500		Finish Line	2,022,050	0.8
29,200		Gildan Activewear, Inc.	1,182,892	0.4
44,999	@	Hibbett Sporting Goods, Inc.	2,497,444	0.9
89,132	@,L	Imax Corp.	2,215,821	0.8
56,600	@	Jack in the Box, Inc.	2,223,814	0.8
54,251	@	Life Time Fitness, Inc.	2,718,518	1.0
87,656	@	LKQ Corp.	2,257,142	0.9
13,107	@	Lumber Liquidators	1,020,642	0.4
54,604		Monro Muffler, Inc.	2,623,722	1.0
44,818		Pool Corp.	2,348,911	0.9
31,200	@	Sally Beauty Holdings, Inc.	970,320	0.4
167,300	@,L	Smith & Wesson Holding Corp.	1,669,654	0.6
34,058	@	Steiner Leisure Ltd.	1,800,306	0.7
45,355		Vail Resorts, Inc.	2,790,240	1.0
32,194		Wyndham Worldwide Corp.	1,842,463	0.7
			50,303,268	18.8

		Consumer Staples: 2.3%
44,300		Casey’s General Stores, Inc.	2,665,088	1.0
35,900	@	Elizabeth Arden, Inc.	1,618,013	0.6
86,025		Flowers Foods, Inc.	1,896,851	0.7
			6,179,952	2.3

		Energy: 6.1%
112,541	@,L	Bill Barrett Corp.	2,275,579	0.8
106,200	@,L	C&J Energy Services, Inc.	2,057,094	0.8
89,800	@	Carrizo Oil & Gas, Inc.	2,544,034	1.0
76,700	@	Energy XXI Bermuda Ltd.	1,701,206	0.6
171,000	@	Key Energy Services, Inc.	1,017,450	0.4
48,600	@	Rosetta Resources, Inc.	2,066,472	0.8
116,600	@	Swift Energy Co.	1,398,034	0.5
51,000	@	Unit Corp.	2,171,580	0.8
29,538		World Fuel Services Corp.	1,180,929	0.4
			16,412,378	6.1

		Financials: 12.0%
9,500	@	Affiliated Managers Group, Inc.	1,557,430	0.6
79,600		Colony Financial, Inc.	1,583,244	0.6
66,000		Coresite Realty Corp.	2,099,460	0.8
80,550	@	DFC Global Corp.	1,112,395	0.4
59,000	@	eHealth, Inc.	1,340,480	0.5
57,933		Financial Engines, Inc.	2,641,165	1.0
63,200		First American Financial Corp.	1,392,928	0.5
65,714		Geo Group, Inc.	2,230,990	0.8
34,400		Home Properties, Inc.	2,248,728	0.8
38,884		MarketAxess Holdings, Inc.	1,817,827	0.7
15,362	@	Portfolio Recovery Associates, Inc.	2,360,064	0.9
20,300		ProAssurance Corp.	1,058,848	0.4
21,876	@	Signature Bank	1,816,146	0.6
40,800		Sovran Self Storage, Inc.	2,643,432	1.0
60,859	@	Stifel Financial Corp.	2,170,841	0.8
25,100	@	SVB Financial Group	2,091,332	0.8
63,100		Tanger Factory Outlet Centers, Inc.	2,111,326	0.8
			32,276,636	12.0

		Health Care: 16.7%
34,300	@	Acorda Therapeutics, Inc.	1,131,557	0.4
59,100	@	Align Technology, Inc.	2,189,064	0.8
28,900	@	Alkermes PLC	828,852	0.3
10,585	@	Bio-Rad Laboratories, Inc.	1,187,637	0.4
39,754	@	Centene Corp.	2,085,495	0.8
28,200		Chemed Corp.	2,042,526	0.8
26,600	@	Cubist Pharmaceuticals, Inc.	1,284,780	0.5
51,784	@	Haemonetics Corp.	2,141,268	0.8
114,831	@	Healthsouth Corp.	3,307,133	1.2
44,205	@	Impax Laboratories, Inc.	881,890	0.3
37,300	@,L	Incyte Corp., Ltd.	820,600	0.3
107,200	@	InterMune, Inc.	1,031,264	0.4
23,170	@	IPC The Hospitalist Co., Inc.	1,190,011	0.4
52,854	@	Luminex Corp.	1,089,321	0.4
82,200		Masimo Corp.	1,742,640	0.7
39,866	@	Medicines Co.	1,226,278	0.5
19,517	@	Mednax, Inc.	1,787,367	0.7
99,400	@	Merit Medical Systems, Inc.	1,108,310	0.4
43,608	@	Momenta Pharmaceuticals, Inc.	656,736	0.2
64,420	@	Nektar Therapeutics	744,051	0.3
19,818	@	Neogen Corp.	1,101,088	0.4
39,900	@	Omnicell, Inc.	819,945	0.3
24,865	@,L	OncoGenex Pharmaceutical, Inc.	243,677	0.1
48,600	@	Optimer Pharmaceuticals, Inc.	703,242	0.3
59,350		Owens & Minor, Inc.	2,007,811	0.7
11,800	@	Salix Pharmaceuticals Ltd.	780,570	0.3
28,200	@	Seattle Genetics, Inc.	887,172	0.3
32,273		Steris Corp.	1,383,866	0.5
70,600	@	Team Health Holdings, Inc.	2,899,542	1.1
11,969	@	Theravance, Inc.	461,166	0.2
49,600	@	Thoratec Corp.	1,552,976	0.6
74,800	@,L	Vivus, Inc.	940,984	0.4

See Accompanying Notes to Financial Statements

7

ING SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
42,600	@	WellCare Health Plans, Inc.	$2,366,430	0.9
			44,625,249	16.7

		Industrials: 14.5%
79,935		Actuant Corp.	2,635,457	1.0
40,900		Acuity Brands, Inc.	3,088,768	1.2
35,230	@	Clean Harbors, Inc.	1,780,172	0.7
26,200		Corporate Executive Board Co.	1,656,364	0.6
52,400	@	EnPro Industries, Inc.	2,659,824	1.0
18,500	@	Genesee & Wyoming, Inc.	1,569,540	0.6
57,245		Gorman-Rupp Co.	1,822,681	0.7
95,451		Healthcare Services Group	2,340,458	0.9
70,960	@	HUB Group, Inc.	2,584,363	1.0
26,000		Kforce, Inc.	379,600	0.1
164,800		Knight Transportation, Inc.	2,771,936	1.0
35,300		Regal-Beloit Corp.	2,288,852	0.9
76,800		Simpson Manufacturing Co., Inc.	2,259,456	0.8
29,100	@	Teledyne Technologies, Inc.	2,250,885	0.8
50,800		Toro Co.	2,306,828	0.9
59,463		Waste Connections, Inc.	2,446,308	0.9
38,100		Watts Water Technologies, Inc.	1,727,454	0.6
56,890		Woodward Governor Co.	2,275,600	0.8
			38,844,546	14.5

		Information Technology: 22.0%
22,807	@	Ansys, Inc.	1,667,192	0.6
151,800	@	Aruba Networks, Inc.	2,331,648	0.9
116,900	@	Aspen Technology, Inc.	3,365,551	1.3
87,187	@	Bankrate, Inc.	1,252,005	0.5
62,045		Blackbaud, Inc.	2,020,806	0.7
87,833	@	Cardtronics, Inc.	2,424,191	0.9
30,890		Coherent, Inc.	1,701,112	0.6
18,600	@	Commvault Systems, Inc.	1,411,554	0.5
52,100	@	DealerTrack Holdings, Inc.	1,845,903	0.7
57,700	@	Exa Corp.	594,310	0.2
49,262	@	ExactTarget, Inc.	1,661,115	0.6
34,063	@	Faro Technologies, Inc.	1,152,011	0.4
140,562	@	Formfactor, Inc.	948,793	0.4
263,271	@	Integrated Device Technology, Inc.	2,090,372	0.8
60,700		j2 Global, Inc.	2,580,357	1.0
48,400	@,L	Liquidity Services, Inc.	1,678,028	0.6
115,500	@	LivePerson, Inc.	1,034,303	0.4
45,164	@	LogMeIn, Inc.	1,104,711	0.4
54,589	@	Micros Systems, Inc.	2,355,515	0.9
58,600		MKS Instruments, Inc.	1,555,244	0.6
58,946		Monolithic Power Systems, Inc.	1,421,188	0.5
66,228		National Instruments Corp.	1,850,410	0.7
42,646	@	Plexus Corp.	1,274,689	0.5
234,400	@	PMC — Sierra, Inc.	1,488,440	0.6
129,000	@	Polycom, Inc.	1,359,660	0.5
124,100	@	PTC, Inc.	3,044,173	1.1
75,700	@	QLIK Technologies, Inc.	2,140,039	0.8
80,300	@	Riverbed Technolgoy, Inc.	1,249,468	0.5
57,700	@	Semtech Corp.	2,021,231	0.7
47,900	@	Sourcefire, Inc.	2,660,845	1.0
22,103	@	SYKES Enterprises, Inc.	348,343	0.1
33,560	@	Synaptics, Inc.	1,294,074	0.5
60,800	@	Synchronoss Technologies, Inc.	1,876,896	0.7
59,500	@	Volterra Semiconductor Corp.	840,140	0.3
18,400	@	WEX, Inc.	1,411,280	0.5
			59,055,597	22.0

		Materials: 4.0%
23,700	@	Boise Cascade Co.	602,217	0.2
39,706		Buckeye Technologies, Inc.	1,470,710	0.6
126,293		Commercial Metals Co.	1,865,348	0.7
63,900		HB Fuller Co.	2,416,059	0.9
339,400	L	Hecla Mining Co.	1,011,412	0.4
40,688		Minerals Technologies, Inc.	1,682,042	0.6
52,300		Worthington Industries	1,658,433	0.6
			10,706,221	4.0

		Total Common Stock (Cost $218,212,422)	258,403,847	96.4

EXCHANGE-TRADED FUNDS: 1.9%
45,407		iShares Russell 2000 Growth Index Fund	5,063,335	1.9

		Total Exchange-Traded Funds (Cost $4,126,512)	5,063,335	1.9
		Total Long-Term Investments (Cost $222,338,934)	263,467,182	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
	Securities Lending Collateralcc(1): 3.4%
2,190,908	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,190,949, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $2,234,726, due 07/15/13-05/01/51)	2,190,908	0.8

See Accompanying Notes to Financial Statements

8

ING SMALLCAP OPPORTUNITIES PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
2,190,908	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $2,190,933, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $2,234,726, due 12/01/17-06/01/43)	$2,190,908	0.8
2,190,908	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,190,953, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $2,234,726, due 06/01/17-03/01/48)	2,190,908	0.8
2,190,908	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,190,953, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $2,234,726, due 07/01/32-07/01/43)	2,190,908	0.8
461,234	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $461,238, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $470,471, due 01/15/25-02/15/43)	461,234	0.2
		9,224,866	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
5,121,131	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,121,131)	5,121,131	1.9

	Total Short-Term Investments (Cost $14,345,997)	14,345,997	5.3
	Total Investments in Securities (Cost $236,684,931)	$277,813,179	103.6
	Liabilities in Excess of Other Assets	(9,550,950)	(3.6)
	Net Assets	$268,262,229	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $239,071,223.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$49,433,679
Gross Unrealized Depreciation	(10,691,723)
Net Unrealized Appreciation	$38,741,956

See Accompanying Notes to Financial Statements

9

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 4, 2013

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 4, 2013